UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 30,754,641	$ 4,558,939
Accounts receivable trade	921,488	216,485
Due from related party	470,848	759,386
Inventories	190,914	143,534
Prepaid expenses and other assets	435,851	375,255
Deferred charges, net	0	167,298
Total current assets	32,773,742	6,220,897
NON-CURRENT ASSETS:
Vessels, net	23,523,913	23,700,029
Restricted cash	500,000	500,000
Prepaid expenses and other assets, non-current	200,000	0
Deferred charges, net	531,074	0
Total non-current assets	24,754,987	24,200,029
Total assets	57,528,729	30,420,926
CURRENT LIABILITIES:
Current portion of long-term debt, net	2,091,062	1,522,895
Current portion of long-term debt, related party	5,000,000	0
Accounts payable	373,604	410,592
Deferred revenue, net	0	493,015
Accrued liabilities	934,087	556,248
Total current liabilities	8,398,753	2,982,750
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	12,137,158	9,234,165
Long-term debt, related party	0	5,000,000
Total non-current liabilities	12,137,158	14,234,165
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 3,318,112 shares issued and outstanding as of December 31, 2019 and 70,442,876 issued and outstanding as of June 30, 2020	70,443	3,318
Additional paid-in capital	36,889,553	12,763,403
Retained earnings	32,330	436,798
Total shareholders' equity	36,992,818	13,204,011
Total liabilities and shareholders' equity	57,528,729	30,420,926
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12